CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 7 – CONVERTIBLE NOTES

Silverback Capital Corporation

On March 31, 2022, the Company issued a Promissory Note to Silverback Capital Corporation (“Silverback”) in the amount of $360,000. The Company received $300,000, net of a $60,000 OID. The note bears interest at 8% per annum and matures in one year. The note may be converted to shares of common stock at $0.02 per share, provided, that if the Company effects a Qualified Offering (as defined in the note) the conversion price will be such price that represents a 20% discount to the offering price of the Company’s common Stock in the Offering. In the event of a default Silverback will have the option to convert at the lower of 1) .02 per share, or 2) a 20% discount to the five day trailing VWAP of the common stock. On February 21, 2023, Silverback fully converted the $360,000 note and $25,723 of interest into 19,286,137 shares of common stock.

Coventry Enterprises, LLC

On December 9, 2022, the Company entered into the Purchase Agreement (the “Coventry Purchase Agreement”) with Coventry Enterprises, LLC (“Coventry”), pursuant to which the Company issued to Coventry a Promissory Note (the “Coventry Note”) in the principal amount of $300,000 in exchange for a purchase price of $255,000, net of a discount of $45,000. In addition, the Company issued to Coventry 15,500,000 shares of Common Stock (the “Commitment Stock”), of which 12,500,000 shares of Commitment Stock were returned to the Company pursuant to the terms of the Coventry Purchase Agreement in the first quarter of 2023.

The Coventry Note bears guaranteed interest at the rate of 5% per annum for the 12 months from and after the date of issuance (notwithstanding the 11-month term of the Coventry Note for aggregate guaranteed interest of fifteen thousand Dollars ($15,000), all of which Guaranteed Interest shall be deemed earned as of the date of the Coventry Note. The principal amount and the Guaranteed Interest are due and payable in seven equal monthly payments of $45,000, commencing on May 6, 2023, and continuing on the 6th day of each month thereafter until paid in full not later than November 6, 2023. During the six months ended June 30, 2023, the Company repaid $135,000 of the principal amount.

February Convertible Notes

On February 17, 2023, the Company entered into a securities purchase agreement (the “February Purchase Agreement”) with certain institutional buyers. Pursuant to the February Purchase Agreement, the Company issued senior convertible notes in the aggregate principal amount of $4,080,000, which notes shall be convertible into shares of common stock at the lower of (a) 120% of the closing price of the common stock on the day prior to closing, or (b) a 10% discount to the lowest daily volume weighted average price (“VWAP”) reported by Bloomberg of the common stock during the 10 trading days prior to the conversion date.

On February 17, 2023, the initial investor under the February Purchase Agreement purchased a senior convertible promissory note (the “February Note”) in the original principal amount of $2,500,000 and a warrant to purchase 29,434,850 shares of the Company’s common stock. The maturity date of the February Note is February 21, 2024 (the “Maturity Date”). The February Note bears interest at a rate of 5% per annum. The February Note carries an original issue discount of 2%. The Company may not prepay any portion of the outstanding principal amount, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any, except as specifically permitted by the terms of the February Note. The Company also issued a warrant to the initial investor that is exercisable for shares of the Company’s common stock at a price of $0.845 per share and expires five years from the date of issuance. See Note 14 – Subsequent Events for additional information.

April Convertible Note

Pursuant to the February Purchase Agreement, on April 10, 2023, an investor purchased a senior convertible promissory note (the “April Note”) in the original principal amount of $1,500,000 and the Company issued warrants for the purchase of up to 17,660,911 shares of the Company’s common stock to the investor. The April Note bears interest at a rate of 5% per annum. The April Note carries an original issue discount of 2%. The Company may not prepay any portion of the outstanding principal amount, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any, except as specifically permitted by the terms of the April Note.

May Convertible Notes

On May 26, 2023, the Company entered into that certain Securities Purchase Agreement (the “May Purchase Agreement”) with certain institutional investors (the “May Investors”), pursuant to which the May Investors purchased senior convertible promissory notes in the aggregate original principal amount of $1,714,285.71 (the “May Notes”) and warrants to purchase 44,069,041 shares of the Company’s common stock (the “May Warrants”).

The May Notes mature 12 months after issuance and bear interest at a rate of 5% per annum, as may be adjusted from time to time in accordance with Section 2 of the May Notes. The May Notes have an original issue discount of 30%. The Company may not prepay any portion of the outstanding principal amount, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any, except as specifically permitted by the terms of the May Notes.

At any time, the Company shall have the right to redeem all, but not less than all, of the amount then outstanding under the May Notes (the “Company Optional Redemption Amount”) on the Company Optional Redemption Date (as defined in the Note) (a “Company Optional Redemption”). The portion of the May Notes subject to a Company Optional Redemption shall be redeemed by the Company in cash at a price equal to the greater of (i) 10% premium to the amount then outstanding under the May Notes to be redeemed, and (ii) the equity value of our common stock underlying the May Notes. The equity value of our common stock underlying the May Notes is calculated using the greatest closing sale price of our common stock on any trading day immediately preceding such redemption and the date we make the entire payment required. The Company may exercise its right to require redemption under the May Notes by delivering a written notice thereof by electronic mail and overnight courier to all, but not less than all, of the holders of May Notes.

The May Warrants are exercisable for shares of the Company’s common stock at a price equal to 120% of the closing sale price of the common stock on the trading day ended immediately prior to the closing date (the “May Warrant Exercise Price”) and expire five years from the date of issuance. The May Warrant Exercise Price is subject to customary adjustments for stock dividends, stock splits, recapitalizations and the like.

From April 2023 through June 30, 2023, Walleye Opportunities Master Fund Ltd., converted $737,684 of the principal amount of the February Note into 25,450,000 shares of our common stock.

The following table summarizes the convertible notes outstanding as of June 30, 2023:

Note Holder	Date	Maturity Date	Interest	Balance December 31, 2022	Additions	Conversions / Repayments	Balance June 30, 2023
Silverback Capital Corporation	3/31/2022	3/31/2023	8%	$360,000	$—	$(360,000)	$—
Coventry Enterprises, LLC	12/29/2022	11/6/2023	5%	300,000	—	(135,000)	165,000
Walleye Opportunities Fund	2/21/2023	2/21/2024	5%	—	2,500,000	(737,684)	1,762,316
Walleye Opportunities Fund	4/10/2023	4/10/2024	5%	—	1,500,000	—	1,500,000
Walleye Opportunities Fund	5/26/2023	5/26/2024	5%	—	1,714,286	—	1,714,286
Total				$660,000	$5,714,286	$(1,232,684)	$5,141,602
Less debt discount				$(183,560)			(4,097,677)
Convertible note payable, net				$476,440			$1,043,925

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at December 31, 2022	$—
Increase to derivative due to new issuances	4,217,944
Decrease to derivative due to conversions	(498,298)
Decrease to derivative due to mark to market	(1,136,079)
Balance at June 30, 2023	$2,583,567

The Company uses the Black Scholes pricing model to estimate the fair value of its derivatives. A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability that are categorized within Level 3 of the fair value hierarchy, as of June 30, 2023 is as follows:

Inputs	June 30, 2023	Initial Valuation
Stock price	$0.0395	$0.0566-0.1075
Conversion price	$0.0305	$0.0534-0.0591
Volatility (annual)	181.1%	165.3%-170.53%
Risk-free rate	5.47%	4.7-5.07%
Dividend rate	—	—
Years to maturity	0.65	.87-1

NOTE 6 – CONVERTIBLE NOTES

Silverback Capital Corporation

On March 31, 2022, the Company issued a Promissory Note to Silverback Capital Corporation (“Silverback”) in the amount of $360,000. The Company received $300,000, net of a $60,000 OID. The note bears interest at 8% per annum and matures in one year. The note may be converted to shares of common stock at $0.02 per share, provided, that if the Company effects a Qualified Offering (as defined in the note) the conversion price will be such price that represents a 20% discount to the offering price of the Company’s common Stock in the Offering. In the event of a default Silverback will have the option to convert at the lower of 1) .02 per share, or 2) a 20% discount to the five day trailing VWAP of the common stock. As of December 31, 2022, there is $21,698 of accrued interest on the loan.

Coventry Enterprises, LLC

On December 9, 2022, the Company entered into the Purchase Agreement with Coventry Enterprises, LLC (“Coventry”), pursuant to which the Company issued to Coventry a Promissory Note (the “Note”) in the principal amount of $300,000 in exchange for a purchase price of $255,000, net of a discount of $45,000. In addition, the Company issued to Coventry 15,500,000 shares of Common Stock (the “Commitment Stock”), of which 12,500,000 shares of Commitment Stock are to be returned to the Company upon the Company’s filing of the registration statement on or before 45 calendar days after the date of the Note. The 12,500,000 shares of common stock were returned to the Company in Q1 2023.

The Note bears “Guaranteed Interest” at the rate of 5% per annum for the 12 months from and after the date of issuance (notwithstanding the 11-month term of the Note for an aggregate Guaranteed Interest of fifteen thousand Dollars ($15,000), all of which Guaranteed Interest shall be deemed earned as of the date of the Note. The Principal Amount and the Guaranteed Interest are due and payable in seven equal monthly payments of $45,000, commencing on May 6, 2023 and continuing on the 6th day of each month thereafter until paid in full not later than November 6, 2023.